REVENUESHARES ETF TRUST

REVENUESHARES LARGE CAP FUND
REVENUESHARES MID CAP FUND
REVENUESHARES SMALL CAP FUND
REVENUESHARES FINANCIALS SECTOR FUND
REVENUESHARES ADR FUND
REVENUESHARES NAVELLIER OVERALL A-100 FUND
REVENUESHARES ULTRA DIVIDEND FUND
REVENUESHARES GLOBAL GROWTH FUND

Supplement dated December 2, 2015 to the Prospectus dated October 28, 2015

As you were previously informed, on September 4, 2015, VTL Associates, LLC (“VTL”), the investment adviser to each series (each, a “Fund” and collectively, the “Funds”) of the RevenueShares ETF Trust (“Trust”) entered into an agreement with OppenheimerFunds, Inc. (“OFI”) whereby OFI would acquire VTL (the “Transaction”). The Transaction closed on December 2, 2015 (“Closing”).

The Funds’ investment advisory agreement with VTL and sub-advisory agreement with Index Management Solutions, LLC (“IMS”) terminated upon Closing and a new investment advisory agreement between the Trust, on behalf of each Fund, and VTL took effect (the “New Agreement”). The New Agreement was approved by shareholders of each Fund except the RevenueShares Financials Sector Fund and RevenueShares Navellier Overall A-100 Fund on November 13, 2015, and by shareholders of RevenueShares Financials Sectors Fund and RevenueShares Navellier Overall A-100 Fund on November 24, 2015. Under the New Agreement, VTL will provide the portfolio management previously provided by IMS, and the investment advisory personnel of VTL and IMS who currently manage the Funds will continue to do so as employees of VTL after the Closing. Accordingly, (except as indicated below) all references to “Index Management Solutions, LLC” and “IMS” in the Prospectus are hereby deleted.

* * * * * * *

In connection with the Transaction, the Trust and VTL entered have entered into a new written fee waiver and expense reimbursement agreement under the same terms as are currently in effect on behalf of each Fund for a period of two years following the Closing. Accordingly, the following information replaces the second sentence in the first footnote under the headings “Fund Summaries – RevenueShares Large Cap Fund – Fees and Expenses,” “Fund Summaries – RevenueShares Mid Cap Fund – Fees and Expenses,” “Fund Summaries – RevenueShares Small Cap Fund – Fees and Expenses,” “Fund Summaries – RevenueShares Financials Sector Fund – Fees and Expenses,” “Fund Summaries – RevenueShares ADR Fund – Fees and Expenses,” “Fund Summaries – RevenueShares Navellier Overall A-100 Fund – Fees and Expenses,” “Fund Summaries – RevenueShares Ultra Dividend Fund – Fees and Expenses,” and the second sentence in the second footnote under the heading “Fund Summaries – RevenueShares Global Growth Fund – Fees and Expenses” in the Prospectus:

This agreement will remain in effect and will be contractually binding through December 2, 2017.

The following replaces the second paragraph under “Fund Summaries – RevenueShares Large Cap Fund – Fees and Expenses” in the Prospectus:

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same, except that the Fund’s expenses are reduced through December 2, 2017 by the fee waiver and expense reimbursement agreement described above. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$50	$171	$317	$742

The following replaces the second paragraph under “Fund Summaries – RevenueShares Mid Cap Fund – Fees and Expenses” in the Prospectus:

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same, except that the Fund’s expenses are reduced through December 2, 2017 by the fee waiver and expense reimbursement agreement described above. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$55	$188	$349	$815

The following replaces the second paragraph under “Fund Summaries – RevenueShares Small Cap Fund – Fees and Expenses” in the Prospectus:

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same, except that the Fund’s expenses are reduced through December 2, 2017 by the fee waiver and expense reimbursement agreement described above. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$55	$187	$346	$807

The following replaces the second paragraph under “Fund Summaries – RevenueShares Financials Sector Fund – Fees and Expenses” in the Prospectus:

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same, except that the Fund’s expenses are reduced through December 2, 2017 by the fee waiver and expense reimbursement agreement described above. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$50	$188	$371	$900

The following replaces the second paragraph under “Fund Summaries – RevenueShares ADR Fund – Fees and Expenses” in the Prospectus:

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same, except that the Fund’s expenses are reduced through December 2, 2017 by the fee waiver and expense reimbursement agreement described above. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$50	$215	$455	$1,143

The following replaces the second paragraph under “Fund Summaries – RevenueShares Navellier Overall A-100 Fund – Fees and Expenses” in the Prospectus:

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same, except that the Fund’s expenses are reduced through December 2, 2017 by the fee waiver and expense reimbursement agreement described above. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$61	$270	$576	$1,444

The following replaces the second paragraph under “Fund Summaries – RevenueShares Ultra Dividend Fund – Fees and Expenses” in the Prospectus:

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same, except that the Fund’s expenses are reduced through December 2, 2017 by the fee waiver and expense reimbursement agreement described above. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$50	$183	$355	$854

The following replaces the second paragraph under “Fund Summaries – RevenueShares Global Growth Fund – Fees and Expenses” in the Prospectus:

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same, except that the Fund’s expenses are reduced through December 2, 2017 by the fee waiver and expense reimbursement agreement described above. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$72	$361

* * * * * * *

The following information replaces the information under the headings “Fund Summaries – RevenueShares Large Cap Fund – Management – Portfolio Managers,” “Fund Summaries – RevenueShares Mid Cap Fund – Management – Portfolio Managers,” “Fund Summaries – RevenueShares Small Cap Fund – Management – Portfolio Managers,” “Fund Summaries – RevenueShares Financials Sector Fund – Management – Portfolio Managers,” “Fund Summaries – RevenueShares ADR Fund – Management – Portfolio Managers,” “Fund Summaries – RevenueShares Navellier Overall A-100 Fund – Management – Portfolio Managers,” and “Fund Summaries – RevenueShares Ultra Dividend Fund – Management – Portfolio Managers,” in the Prospectus:

Vincent T. Lowry serves as a portfolio manager for the Fund and has ultimate responsibility for the investment management of the Fund. Mr. Vincent Lowry is the Senior Vice President of VTL and has managed the Fund since its inception.

Michael J. Gompers, Justin V. Lowry and Sean P. Reichert serve as portfolio managers for the Fund and make the day-to-day investment decisions for the Fund. Messrs. Gompers and Justin Lowry are Vice Presidents of VTL, and Mr. Reichert is a Portfolio Manager for VTL. Messrs. Gompers, Justin Lowry and Reichert have managed the Fund since September 2014.

The following information replaces the information under the heading “Fund Summaries – RevenueShares Global Growth Fund – Management – Portfolio Managers” in the Prospectus:

Vincent T. Lowry serves as a portfolio manager for the Fund and has ultimate responsibility for the investment management of the Fund. Mr. Vincent Lowry is the Senior Vice President of VTL and has managed the Fund since its inception.

Michael J. Gompers, Justin V. Lowry and Sean P. Reichert serve as portfolio managers for the Fund and make the day-to-day investment decisions for the Fund.  Messrs. Gompers and Justin Lowry are Vice Presidents of VTL, and Mr. Reichert is a Portfolio Manager for VTL. Messrs. Gompers, Justin Lowry and Reichert have managed the Fund since its commencement of operations.

* * * * * * *

References to “IMS” under the heading “Investment Objective, Principal Investment Strategies, Related Risks, and Disclosure of Portfolio Holdings – Principal Investment Strategies” in the Prospectus are hereby deleted and replaced with “VTL.”

* * * * * * *

The heading titled “The Investment Adviser and Sub-Adviser” under “Management of the Funds” in the Prospectus is hereby deleted and replaced with the heading “The Investment Adviser,” and the third sentence in the first paragraph under the heading “Management of the Funds – The Investment Adviser” in the Prospectus is hereby deleted.

The following information replaces the second sentence in the fourth paragraph under the heading “Management of the Funds – The Investment Adviser” in the Prospectus:

This agreement will remain in effect and will be contractually binding through December 2, 2017.

The following information replaces the fifth paragraph under the heading “Management of the Funds – The Investment Adviser” in the Prospectus:

Each Fund is responsible for all of its expenses, including: the investment advisory fees; costs of transfer agency, custody, fund administration, legal, audit and other services; interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions; Rule 12b-1 fees (if any); and extraordinary expenses (including merger-related expenses, if any).

* * * * * * *

The following information replaces the information under the heading “Management of the Funds – The Portfolio Managers” in the Prospectus:

Vincent T. Lowry serves as a portfolio manager for each Fund and has ultimate responsibility for the investment management of each Fund. Mr. Vincent Lowry is responsible for the overall supervision of the investment management program of each Fund. This includes: supervising the consistency of portfolio security weighting allocations as compared to each Fund’s Underlying Index; making determinations with respect to alternative cash management vehicles and securities lending collateral investments; and monitoring corporate developments in constituent securities to ensure that reconstitutions of the Funds are done consistent with the predetermined process described below in “The Underlying Indexes.” Mr. Vincent Lowry is the Senior Vice President of VTL, prior to which he was Chief Executive Officer, and has been with VTL since founding it in 2004. Prior to that, Mr. Vincent Lowry was an investment consultant with a major financial institution for more than eighteen years.

Michael J. Gompers, Justin V. Lowry and Sean P. Reichert are responsible for the investment decisions for each of the Funds. Mr. Gompers is a Vice President of VTL, prior to which has was the Chief Operating Officer since 2007. Mr. Gompers was the Chief Executive Officer of Index Management Solutions, LLC (“IMS”), each Fund’s former sub-adviser, from 2009 – 2015. Prior to joining VTL, Mr. Gompers was an accountant with Gompers & Associates, PLLC in Wheeling, West Virginia. Mr. Gompers earned his B.S. Degree in Accounting from St. Joseph’s University and also his MBA in Accounting from St. Joseph’s University.

Mr. Justin Lowry joined VTL in 2009 and is a Vice President.  Mr. Justin Lowry was a Portfolio Manager for IMS from 2009 – 2015. Mr. Justin Lowry graduated with a B.S. in Business Management from St. Joseph’s University.

Mr. Reichert joined VTL in 2009 and is a Portfolio Manager.  Mr. Reichert was a Portfolio Manager for IMS from 2009 – 2015. Prior to joining IMS, Mr. Reichert worked in the Public Finance department at Janney Montgomery Scott, a mid-sized regional investment bank. Mr. Reichert graduated with a B.S. in Economics with a concentration in Finance from The Wharton School of The University of Pennsylvania. He is currently a Chartered Financial Analyst (“CFA”) candidate.

The Trust’s SAI provides additional information about each Portfolio Manager’s compensation, other accounts managed by each Portfolio Manager, and each Portfolio Manager’s ownership of Shares in the Funds.

* * * * * * *

In connection with the Closing, OppenheimerFunds Distributor, Inc. (“OFDI” or the “Distributor”) replaced Foreside Fund Services, LLC, as the Funds’ principal underwriter, pursuant to a Distribution Agreement that was approved by the Board on September 21, 2015, together with an amendment to the Rule 12b-1 Distribution and Service Plan to reflect the new distributor. OFDI has no present intention to implement the Rule 12b-1 Distribution and Service Plan. Accordingly, all references to “Foreside Fund Services, LLC” or “Foreside” in the Prospectus are hereby deleted and replaced with “OppenheimerFunds Distributor, Inc.”

In addition, the Board of Trustees of the Trust also appointed an employee of OFI to be the Trust’s new Chief Compliance Officer. Accordingly, the information under “Management of the Funds – Other Service Providers” in the Prospectus is hereby deleted in its entirety.

Please retain this Supplement with your Prospectus for future reference.

REVENUESHARES ETF TRUST

REVENUESHARES LARGE CAP FUND
REVENUESHARES MID CAP FUND
REVENUESHARES SMALL CAP FUND
REVENUESHARES FINANCIALS SECTOR FUND
REVENUESHARES ADR FUND
REVENUESHARES NAVELLIER OVERALL A-100 FUND
REVENUESHARES ULTRA DIVIDEND FUND
REVENUESHARES GLOBAL GROWTH FUND
REVENUESHARES CONSUMER DISCRETIONARY SECTOR FUND
REVENUESHARES CONSUMER STAPLES SECTOR FUND
REVENUESHARES EMERGING MARKET FUND
REVENUESHARES ENERGY SECTOR FUND
REVENUESHARES HEALTH CARE SECTOR FUND
REVENUESHARES INDUSTRIALS SECTOR FUND
REVENUESHARES INFORMATION TECHNOLOGY SECTOR FUND
REVENUESHARES MATERIALS SECTOR FUND
REVENUESHARES UTILITIES SECTOR FUND

Supplement dated December 2, 2015 to the Statement of Additional Information (“SAI”) dated October 28, 2015

I.	Change in control of VTL Associates, LLC and removal of Index Management Solutions, LLC as sub-adviser to the Funds.

The first paragraph under the heading “INVESTMENT ADVISORY, PRINCIPAL UNDERWRITING AND OTHER SERVICE ARRANGEMENTS – Investment Adviser” is replaced with the following:

VTL, a Pennsylvania limited liability company located at One Commerce Square, 2005 Market Street, Suite 2020, Philadelphia, Pennsylvania 19103, serves as the investment adviser to the Funds. VTL is a wholly owned subsidiary of OppenheimerFunds, Inc (“OFI”), which is indirectly majority owned by Massachusetts Mutual Life Insurance Company, a global, diversified insurance and financial services company. VTL is registered as an investment adviser under the Investment Advisers Act of 1940 (the “Advisers Act”) with the SEC. As of August 31, 2015, assets under management at VTL were approximately $1.6 billion.

The second sentence in the fourth paragraph under the heading “INVESTMENT ADVISORY, PRINCIPAL UNDERWRITING AND OTHER SERVICE ARRANGEMENTS – Investment Adviser” is replaced with the following:

This agreement will remain in effect and will be contractually binding through December 2, 2017.

All references to “Index Management Solutions, LLC” and “IMS” in the SAI are hereby deleted (except as noted below).

The information under the heading “INVESTMENT ADVISORY, PRINCIPAL UNDERWRITING AND OTHER SERVICE ARRANGEMENTS – Portfolio Managers” in the SAI is replaced with the following:

Compensation of Portfolio Managers and Other Accounts Managed.

Compensation.  The  compensation structure is designed to attract and retain highly qualified investment management professionals and to reward individual and team contributions toward creating shareholder value.  The primary objectives of the compensation structure for investment professionals are to:

• Motivate and reward continued growth and profitability
• Attract and retain high-performing individuals
• Motivate and reward strong business/investment performance
• Create an ownership mentality for all plan participants

Investment professionals’ compensation generally consists of three components: a base salary, a discretionary performance based incentive and eligibility to participate in long-term awards.

The base pay component for each portfolio manager is reviewed regularly to ensure that it reflects the performance of the individual, reflects any specific competence or specialty of the individual manager, and is competitive with other comparable positions.

Discretionary annual incentives are awarded based on fund performance results, individual impact on performance, overall contribution to the team, as well as the overall performance of the firm.

Equity incentives and other forms of long-term awards are available to reward and retain consistently high performers who demonstrate the potential to make meaningful contributions to the multi-year success of the company.

The same methodology described above is used to determine portfolio manager compensation with respect to the management of Funds and other accounts.

Other Accounts Managed. Set forth below is information regarding the other accounts for which Messrs. Vincent Lowry, Gompers, Justin Lowry and Reichert

have day-to-day portfolio management responsibilities, as of June 30, 2015. In addition to the Funds, Messrs. Vincent Lowry, Gompers, Justin Lowry and Reichert manage:

	Total Accounts		Accounts with Performance Fees
Other Accounts	Number	Assets (millions)	Number	Assets (millions)
Vincent T. Lowry
Registered Investment Companies	0	$ 0	0	$ 0
Other Pooled Investment Vehicles	0	$ 0	0	$ 0
Other Accounts	3	$ 582.8	0	$ 0
Michael J. Gompers
Registered Investment Companies	8	$ 1035.1	0	$ 0
Other Pooled Investment Vehicles	0	$ 0	0	$ 0
Other Accounts	3	$ 582.8	0	$ 0
Justin V. Lowry
Registered Investment Companies	8	$ 1035.1	0	$ 0
Other Pooled Investment Vehicles	0	$ 0	0	$ 0
Other Accounts	3	$ 582.8	0	$ 0
Sean P. Reichert
Registered Investment Companies	8	$ 1035.1	0	$ 0
Other Pooled Investment Vehicles	0	$ 0	0	$ 0
Other Accounts	3	$ 582.8	0	$ 0

All references to “IMS” under the heading “PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS” in the SAI are deleted and replaced with “VTL.”

II.	Change in Distributor

The first sentence under the heading “INVESTMENT ADVISORY, PRINCIPAL UNDERWRITING AND OTHER SERVICE ARRANGEMENTS – Distributor” in the SAI is replaced with the following:

OppenheimerFunds Distributor, Inc. (“OFDI” or the “Distributor”), located at 225 Liberty Street, New York, New York 10281-1008, is the principal underwriter of the Funds’ Shares and distributes Fund Shares pursuant to a Distribution Agreement.

The information under the heading “INVESTMENT ADVISORY, PRINCIPAL UNDERWRITING AND OTHER SERVICE ARRANGEMENTS – Other  Service Providers” is deleted in its entirety.

III.	Change in Management of the Trust

Shareholders of the Funds elected Sam Freedman, Jon S. Fossel, Richard F. Grabish, Beverly L. Hamilton, Victoria J. Herget, Robert J. Malone, F. William Marshall, Jr., Karen L. Stuckey, and James D. Vaughn to serve as trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) (“Independent Trustees”) of the Trust; and elected Arthur P. Steinmetz to serve as an interested Trustee of the Trust. On December 2, 2015, James C. McAuliffe, Christin W. Myers III and John A. Reilly resigned as Independent Trustees of the Trust; and Vincent T. Lowry and Daniel J. Ledva resigned as interested Trustees of the Trust.

The following information replaces the information under the heading “MANAGEMENT OF THE TRUST” in the SAI, except with respect to the subheading “Control Persons and Principal Holders of Securities”:

Board of Trustees and Oversight Committees

The Trust is governed by a Board of Trustees, which is responsible for overseeing the Trust. The Board is led by Sam Freedman, an trustee who is not an “interested person” of the Trust, as that term is defined in the 1940 Act (and “Independent Trustee”). The Board meets periodically throughout the year to oversee the Trust’s activities, including to review its performance, oversee potential conflicts that could affect the Trust, and review the actions of VTL. With respect to its oversight of risk, the Board, through its committees, relies on reports and information received from various parties, including VTL, internal auditors, the Trust’s Chief Compliance Officer, the Trust’s outside auditors and Fund counsel. It is important to note that, despite the efforts of the Board and of the various parties that play a role in the oversight of risk, it is likely that not all risks will be identified or mitigated.

The Board has an Audit Committee, a Review Committee and a Governance Committee. Each of the Committees is comprised solely of Independent Trustees. The Board has determined that its leadership structure is appropriate in light of the characteristics and circumstances of the Trust because it allocates areas of responsibility among the committees in a manner that enhances the Board’s oversight.

The current Audit Committee, Review Committee and the Governance Committee did not become effective until December 2, 2015 and as such did not hold any meetings during the fiscal year ended June 30, 2015. Prior to December 2, 2015, the Trust had an Audit Committee and Nominating Committee.  The Audit Committee held two meeting during the fiscal year ended June 30, 2015 and the Nominating Committee did not meet during the fiscal year ended June 30, 2015.

The members of the Audit Committee are F. William Marshall, Jr. (Chairman), Jon S. Fossel, Karen L. Stuckey and James D. Vaughn. The Audit Committee selects the Trust’s independent registered public accounting firm (also referred to as the “independent Auditors”). Other main functions of the Audit Committee, outlined in the Audit Committee Charter, include, but are not limited to: (i) reviewing the scope and results of financial statement audits and the audit fees charged; (ii) reviewing reports from the Fund's independent Auditors regarding the Trust’s internal accounting procedures and controls; (iii) reviewing reports from OFI’s Internal Audit Department; (iv) maintaining a separate line of communication between the Trust’s independent Auditors and the Independent Trustees; (v) reviewing the independence of the Trust’s independent Auditors; and (vi) approving in advance the provision of any audit or non-audit services by the Trust’s independent Auditors, including tax services, that are not prohibited by the Sarbanes–Oxley Act of 2002, to the Trust, VTL and certain affiliates of VTL. The Audit Committee also reviews reports concerning the valuation on certain investments.

The members of the Review Committee are Richard F. Grabish (Chairman), Beverly L. Hamilton, Victoria J. Herget and Robert J. Malone. Among other duties, as set forth in the Review Committee’s Charter, the Review Committee reviews Fund performance and expenses as well as oversees several of the Trust’s principal service providers and certain policies and procedures of the Trust. The Review Committee also reviews certain reports from and meets periodically with the Trust’s Chief Compliance Officer.

The members of the Governance Committee are Beverly L. Hamilton (Chairman), Richard F. Grabish, Victoria J. Herget, Robert J. Malone, F. William Marshall, Jr., Karen L. Stuckey and James D. Vaughn. The Governance Committee has adopted a charter setting forth its duties and responsibilities. Among other duties, the Governance Committee reviews and oversees Trust governance and the nomination of Trustees, including Independent Trustees. The Governance Committee has adopted a process for shareholder submission of nominees for board positions. Shareholders may submit names of individuals, accompanied by complete and properly supported resumes, for the Governance Committee’s consideration by mailing such information to the Governance Committee in care of the Trust. The Governance Committee has not established specific qualifications that it believes must be met by a nominee. In evaluating nominees, the Governance Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an “interested person” as defined in the 1940 Act; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Governance Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other Trustees and will contribute to the Board’s diversity. The Governance Committee may consider such persons at such time as it meets to consider possible nominees. The Governance Committee, however, reserves sole discretion to determine which candidates for Trustee it will recommend to the Board and the shareholders and it may identify candidates other than those submitted by shareholders. The Governance Committee may, but need not, consider the advice and recommendation of VTL or its affiliates in selecting nominees. The full Board elects new Trustees except for those instances when a shareholder vote is required. Shareholders who desire to communicate with the Board should address correspondence to the Board or an individual Board member and may submit correspondence electronically at www.oppenheimerfunds.com under the caption “contact us” or by mail to the Trust at the address on the front cover of this SAI.

Below is a brief discussion of the specific experience, qualifications, attributes or skills of each Board member that led the Board to conclude that he or she should serve as a Trustee of the Trust.

Each Independent Trustee has served on the Board for the number of years listed below, during the course of which he or she has become familiar with the Trust’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Board’s deliberations. Each Trustee’s outside professional experience is outlined in the table of Biographical Information, below.

Trustees and Officers of the Trust
Except for Mr. Steinmetz, each of the Trustees is an Independent Trustee. All of the Trustees are also trustees of the following Oppenheimer funds (referred to as “Denver Board Funds”):

Oppenheimer Capital Income Fund
Oppenheimer Cash Reserves
Oppenheimer Commodity Strategy Total Return Fund
Oppenheimer Corporate Bond Fund
Oppenheimer Emerging Markets Local Debt Fund
Oppenheimer Equity Fund
Oppenheimer Global High Yield Fund
Oppenheimer Global Strategic Income Fund
Oppenheimer Integrity Funds:
Oppenheimer Core Bond Fund
Oppenheimer International Bond Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Main Street Funds:
Oppenheimer Main Street Fund
Oppenheimer Main Street Select Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer Main Street Mid Cap Fund
Oppenheimer Master Event-Linked Bond Fund, LLC
Oppenheimer Master Inflation Protected Securities Fund, LLC
Oppenheimer Master Loan Fund, LLC
Oppenheimer Senior Floating Rate Fund
Oppenheimer Senior Floating Rate Plus Fund
Oppenheimer SteelPath Master MLP Fund, LLC

Oppenheimer SteelPath MLP Funds Trust:
Oppenheimer SteelPath MLP Alpha Fund
Oppenheimer SteelPath MLP Alpha Plus Fund
Oppenheimer SteelPath MLP Income Fund
Oppenheimer SteelPath MLP Select 40 Fund
Oppenheimer SteelPath Panoramic Fund
Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation Fund/VA
Oppenheimer Conservative Balanced Fund/VA
Oppenheimer Core Bond Fund/VA
Oppenheimer Discovery Mid Cap Growth Fund/VA
Oppenheimer Equity Income Fund/VA
Oppenheimer Global Fund/VA
Oppenheimer Global Multi-Alternatives Fund /VA
Oppenheimer Global Strategic Income Fund/VA
Oppenheimer International Growth Fund/VA
Oppenheimer Main Street Fund/VA
Oppenheimer Main Street Small Cap Fund/VA
Oppenheimer Money Fund/VA
Oppenheimer Ultra-Short Duration Fund

Messrs. Edwards, Gabinet, Kennedy, Legg, O'Donnell, Steinmetz and Wixted and Mss. Bloomberg, Burley, LaFond, Miller, Picciotto and Sexton, who are officers of the Trust, hold the same offices with one or more of the other Denver Board Funds.

Present or former officers, directors, trustees and employees (and their immediate family members) of the Trust, VTL and its affiliates, and retirement plans established by them for their employees are permitted to purchase Class A shares of the other Oppenheimer funds at net asset value without sales charge. The sales charge on Class A shares is waived for that group because of the reduced sales efforts realized by the Distributor. Present or former officers, directors, trustees and employees (and their eligible family members) of the Fund, VTL and its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals, are also permitted to purchase Class Y shares of other Oppenheimer funds that offer Class Y shares. Such purchases of Class A shares or Class Y shares are subject to the requirement to receive Fund documents electronically through eDocs Direct.

As of September 30, 2015, the Trustees and officers of the Trust, as a group, owned less than 1% of shares of the Trust beneficially or of record.

None of the Independent Trustees (nor any of their immediate family members) owns securities of either the VTL or the Distributor or of any entity directly or indirectly controlling, controlled by or under common control with VTL or the Distributor.

Biographical Information. The Trustees and officers, their positions with the Trust, length of service in such position(s) and principal occupations and business affiliations during at least the past five years are listed in the charts below. The address of each Independent Trustee in the chart below is 6803 S. Tucson Way, Centennial, Colorado 80112-3924. Each Trustee serves for an indefinite term, or until his or her resignation, retirement, death or removal.

Each Trustee has served the Trust in the following capacities from the following dates:

Independent Trustees	Position(s)	Length of Service
Sam Freedman	Board Chairman & Trustee	Since December 2, 2015
Jon S. Fossel	Trustee	Since December 2, 2015
Richard G. Grabish	Trustee	Since December 2, 2015
Beverly L. Hamilton	Trustee	Since December 2, 2015
Victoria J. Hergot	Trustee	Since December 2, 2015
Robert J. Malone	Trustee	Since December 2, 2015
F. William Marshall, Jr.	Trustee	Since December 2, 2015
Karen L. Stuckey	Trustee	Since December 2, 2015
James D. Vaughn	Trustee	Since December 2, 2015
Interested Trustee
Arthur P. Steinmetz	Trustee	Since December 2, 2015

Independent Trustees

Name and Year of Birth	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years; Other Directorships Held	Number of Portfolios in Fund Complex Overseen by Nominee
Sam Freedman 1940	Chairman of the Board	Director of Colorado UpLIFT (charitable organization) (since September 1984). Mr. Freedman held several positions with OFI and with subsidiary or affiliated companies of OFI (until October 1994).	55

Name and Year of Birth	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years; Other Directorships Held	Number of Portfolios in Fund Complex Overseen by Nominee
Jon S. Fossel 1942	Trustee
Chairman of the Board of Jack Creek Preserve Foundation (non-profit organization) (since 2005); Chairman of the Board (2006-December 2011) and Director (June 2002-December 2011) of UNUMProvident (insurance company); Director of Northwestern Energy Corp. (public utility corporation) (November 2004-December 2009); Director of P.R. Pharmaceuticals (October 1999-October 2003); Director of Rocky Mountain Elk Foundation (non-profit organization) (February 1998-February 2003 and February 2005-February 2007); Chairman and Director (until October 1996) and President and Chief Executive Officer (until October 1995) of OFI; President, Chief Executive Officer and Director of the following: Oppenheimer Acquisition Corp. (“OAC”) (parent holding company of OFI), Shareholders Services, Inc. and Shareholder Financial Services, Inc. (until October 1995).

55

Name and Year of Birth	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years; Other Directorships Held	Number of Portfolios in Fund Complex Overseen by Nominee
Richard F. Grabish 1948	Trustee	Formerly Senior Vice President and Assistant Director of Sales and Marketing (March 1997-December 2007), Director (March 1987-December 2007) and Manager of Private Client Services (June 1985-June 2005) of A.G. Edwards & Sons, Inc. (broker/dealer and investment firm); Chairman and Chief Executive Officer of A.G. Edwards Trust Company, FSB (March 2001-December 2007); President and Vice Chairman of A.G. Edwards Trust Company, FSB (investment adviser) (April 1987-March 2001); President of A.G. Edwards Trust Company, FSB (investment adviser) (June 2005-December 2007).	55
Beverly L. Hamilton 1946	Trustee	Trustee of Monterey Institute for International Studies (educational organization) (since February 2000); Board Member of Middlebury College (educational organization) (December 2005-June 2011); Chairman (since 2010) of American Funds' Emerging Markets	55

Name and Year of Birth	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years; Other Directorships Held	Number of Portfolios in Fund Complex Overseen by Nominee
Growth Fund, Inc. (mutual fund); Director of The California Endowment (philanthropic organization) (April 2002-April 2008); Director (February 2002-2005) and Chairman of Trustees (2006-2007) of the Community Hospital of Monterey Peninsula; Director (October 1991-2005); Vice Chairman (2006-2009) of American Funds' Emerging Markets Growth Fund, Inc. (mutual fund); President of ARCO Investment Management Company (February 1991-April 2000); Member of the investment committees of The Rockefeller Foundation (2001-2006) and The University of Michigan (since 2000); Advisor at Credit Suisse First Boston's Sprout venture capital unit (venture capital fund) (1994-January 2005); Trustee of MassMutual Institutional Funds (investment company) (1996-June 2004); Trustee of MML Series Investment Fund (investment company) (April 1989-June 2004); Member of the investment committee of

Name and Year of Birth	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years; Other Directorships Held	Number of Portfolios in Fund Complex Overseen by Nominee
Hartford Hospital (2000-2003); and Advisor to Unilever (Holland) pension fund (2000-2003).
Victoria J. Herget 1951	Trustee
Board Chair (2008-Present) and Director (2004-Present), United Educators (insurance company); Trustee (since 2000) and Chair (since 2010), Newberry Library (independent research library); Trustee, Mather LifeWays (senior living organization) (since 2001); Independent Director of the First American Funds (mutual fund family) (2003-2011); former Managing Director (1993-2001), Principal (1985-1993), Vice President (1978-1985) and Assistant Vice President (1973-1978) of Zurich Scudder Investments (investment adviser) (and its predecessor firms); Trustee (1992-2007), Chair of the Board of Trustees (1999-2007), Investment Committee Chair (1994-1999) and Investment Committee member (2007-2010) of Wellesley College; Trustee, BoardSource (non-profit organization)

55

Name and Year of Birth	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years; Other Directorships Held	Number of Portfolios in Fund Complex Overseen by Nominee
(2006-2009) and Chicago City Day School (K-8 School) (1994-2005).
Robert J. Malone 1944	Trustee
Chairman - Colorado Market of MidFirst Bank (since January 2015); Chairman of the Board (since 2012) and Director (since August 2005) of Jones International University (educational organization); Trustee of the Gallagher Family Foundation (non-profit organization) (since 2000); Chairman, Chief Executive Officer and Director of Steele Street Bank Trust (commercial banking) (August 2003-January 2015); Board of Directors of Opera Colorado Foundation (non-profit organization) (2008-2012); Director of Colorado UpLIFT (charitable organization) (1986-2010); Director of Jones Knowledge, Inc. (2006-2010); Former Chairman of U.S. Bank-Colorado (subsidiary of U.S. Bancorp and formerly Colorado National Bank) (July 1996-April 1999); Director of Commercial Assets, Inc. (real estate investment trust) (1993-2000); Director of U.S.
55

Name and Year of Birth	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years; Other Directorships Held	Number of Portfolios in Fund Complex Overseen by Nominee

Exploration, Inc. (oil and gas exploration) (1997-February 2004); Chairman of the Board (1991-1994) and Trustee (1985-1994) of Regis University; and Chairman of the Board (1990-1991 and Trustee (1984-1999) of Young Presidents Organization.

F. William Marshall, Jr. 1942	Trustee	Trustee Emeritus of Worcester Polytech Institute (WPI) (private university) (since 2009); Trustee of MassMutual Select Funds (formerly MassMutual Institutional Funds) (investment company) (since 1996), MML Series Investment Fund (investment company) (since 1996) and Mass Mutual Premier Funds (investment company) (since January 2012); President and Treasurer of the SIS Fund (private charitable fund) (January 1999-March 2011); Former Trustee of WPI (1985-2008); Former Chairman	591

1  Includes four open-end investment companies: MassMutual Select Funds, MML Series Investment Fund, MassMutual Premier Funds and MML Series Investment Fund II. In accordance with the instructions for SEC Form N-1A, for purposes of this section only, MassMutual Select Funds and MML Series Investment Fund are included in the “Fund Complex.” OFI does not consider MassMutual Select Funds, MML Series Investment Fund, MassMutual Premier Funds and MML Series Investment Fund II to be part of the OppenheimerFunds’ “Fund Complex” as that term may be otherwise interpreted.

Name and Year of Birth	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years; Other Directorships Held	Number of Portfolios in Fund Complex Overseen by Nominee

of the Board (2004-2006) and Former Chairman of the Investment Committee of WPI (1994-2008); Chairman of SIS Family Bank, F.S.B. (formerly SIS Bank) (commercial bank) (January 1999-July 1999); Executive Vice President of Peoples Heritage Financial Group, Inc. (commercial bank) (January 1999-July 1999); and Former President and Chief Executive Officer of SIS Bancorp. (1993-1999).

Karen L. Stuckey 1953	Trustee	Partner (1990-2012) of PricewaterhouseCoopers LLP (professional services firm) (held various positions 1975-1990); Trustee (1992-2006) and member of Executive, Nominating and Audit Committees and Chair of Finance Committee of Lehigh University; and member, Women's Investment Management Forum (professional organization) since inception.	55
James D. Vaughn 1945	Trustee	Retired; former managing partner (1994-2001) of Denver office of	55

Name and Year of Birth	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years; Other Directorships Held	Number of Portfolios in Fund Complex Overseen by Nominee
Deloitte & Touche LLP, (held various positions 1969-1993); Trustee and Chairman of the Audit Committee of Schroder Funds (2003-2012); Board member and Chairman of Audit Committee of AMG National Trust Bank (since 2005); Trustee and Investment Committee member, University of South Dakota Foundation (since 1996); Board member, Audit Committee Member and past Board Chair, Junior Achievement (since 1993); former Board member, Mile High United Way, Boys and Girls Clubs, Boy Scouts, Colorado Business Committee for the Arts, Economic Club of Colorado and Metro Denver Network.

Mr. Steinmetz is an “interested Trustee” because he is affiliated with VTL by virtue of his positions as Chairman and director of OFI and officer and director of OFI Global Asset Management, Inc. Both as a Trustee and as an officer, Mr. Steinmetz serves for an indefinite term, or until his resignation, retirement, death or removal. Mr. Steinmetz's address is 225 Liberty Street, New York, New York 10281-1008.

Interested Trustee and Officer

Name and Year of Birth	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years; Other Directorships Held	Number of Portfolios in Fund Complex Overseen by Nominee
Arthur P. Steinmetz 1958	Trustee, President and Principal and Executive Officer
Chairman of OFI (since January 2015); CEO and Chairman of OFI Global Asset Management, Inc. (since July 2014), President of OFI Global Asset Management, Inc. (since May 2013), a Director of OFI Global Asset Management, Inc. (since January 2013), Director of OFI (since July 2014), President, Management Director and CEO of OAC (OFI’s parent holding company) (since July 2014), and President and Director of OFI SteelPath, Inc. (since January 2013). Chief Investment Officer of the OppenheimerFunds advisory entities from (January 2013-December 2013); Executive Vice President of OFI Global Asset Management, Inc. (January 2013-May 2013); Chief Investment Officer of OFI (October 2010-December 2012); Chief Investment Officer, Fixed-Income, of OFI (April 2009-October 2010); Executive Vice President of OFI
109

(October 2009-December 2012); Director of Fixed Income of OFI (January 2009-April 2009); and a Senior Vice President of OFI (March 1993-September 2009).

The addresses of the officers in the charts below are as follows: for Messrs. Edwards, Gabinet and Steinmetz and Mss. Bloomberg, Picciotto and Sexton, 225 Liberty Street, New York, New York 10281; for Messrs. Kennedy, Legg, O’Donnell and Wixted and Mss. Burley, LaFond and Miller, 6803 S. Tucson Way, Centennial, Colorado 80112; and for Messrs. Gompers, Vincent Lowry, Justin Lowry and Reichert, One Commerce Square, 2005 Market Street, Suite 2020, Philadelphia, Pennsylvania 19103. Each officer serves for an indefinite term or until his or her resignation, retirement, death or removal.

Each of the Officers has served the Trust in the following capacities from the following dates:

Name	Position(s)	Length of Service
Arthur Steinmetz	President and Principal Executive Officer	Since December 2, 2015
Vincent T. Lowry1	Vice President	Since December 2, 2015
Michael J. Gompers	Vice President	Since December 2, 2015
Justin V. Lowry1	Vice President	Since December 2, 2015
Sean P. Reichert	Vice President	Since December 2, 2015
Mary Ann Picciotto	Chief Compliance Officer and Chief Anti-Money Laundering Officer	Since December 2, 2015
Jennifer Sexton	Vice President and Chief Business Officer	Since December 2, 2015
Brian W. Wixted	Treasurer and Principal Financial and Accounting Officer	Since December 2, 2015
Julie Burley	Assistant Treasurer	Since December 2, 2015
Jan Miller	Assistant Treasurer	Since December 2, 2015

1      Vincent T. Lowry is the father of Justin V. Lowry.

Matthew O’Donnell	Assistant Treasurer	Since December 2, 2015
James A. Kennedy	Assistant Treasurer	Since December 2, 2015
Arthur S. Gabinet	Secretary and Chief Legal Officer	Since December 2, 2015
Lisa I. Bloomberg	Assistant Secretary	Since December 2, 2015
Randy G. Legg	Assistant Secretary	Since December 2, 2015
Taylor V. Edwards	Assistant Secretary	Since December 2, 2015
Gloria J. LaFond	Blue Sky Officer	Since December 2, 2015

Other Information About the Officers of the Trust

Name and Year of Birth	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years
Arthur Steinmetz 1958	President and Principal Executive Officer; Trustee
Chairman of OFI (since January 2015); CEO and Chairman of OFI Global Asset Management, Inc. (since July 2014), President of OFI Global Asset Management, Inc. (since May 2013), a Director of OFI Global Asset Management, Inc. (since January 2013), Director of OFI (since July 2014), President, Management Director and CEO of OAC (OFI’s parent holding company) (since July 2014), and President and Director of OFI SteelPath, Inc. (since January 2013). Chief Investment Officer of the OppenheimerFunds advisory entities from (January 2013-December 2013); Executive Vice President of OFI Global Asset Management, Inc. (January 2013-May 2013); Chief Investment Officer of OFI (October 2010-December 2012); Chief Investment Officer, Fixed-Income, of OFI (April 2009-October 2010); Executive Vice President of OFI (October 2009-December 2012); Director of Fixed Income of OFI (January 2009-April 2009); and a Senior Vice President of OFI (March 1993-September 2009).

Vincent T. Lowry1 1951	Vice President	Senior Vice President, VTL (since December 2015); Chief Executive Officer and Chief Investment Officer, VTL (2004-2015);

1      Vincent T. Lowry is the father of Justin V. Lowry.

Name and Year of Birth	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years
Managing Director, Smith Barney, Inc. (1984 – 2004)
Michael J. Gompers 1981	Vice President
Vice President, VTL (since December 2015); Chief Operating Officer, VTL (2007-2015); Chief Executive Officer and Chief Compliance Officer, IMS (2009-2015); Analyst, VTL (2005 - 2007); Accountant, Gompers & Associates, PLLC (2005).

Justin V. Lowry1 1987	Vice President	Vice President, VTL (since December 2015); Portfolio Manager, IMS (2009-2015).
Sean P. Reichert 1987	Vice President	Portfolio Manager, VTL (since December 2015); Portfolio Manager, IMS (2009-2015).
Mary Ann Picciotto 1973	Chief Compliance Officer and Chief Anti-Money Laundering Officer
Senior Vice President and Chief Compliance Officer of OFI Global Asset Management, Inc. (since March 2014); Chief Compliance Officer of OFI, OFI SteelPath, Inc., OFI Global Trust Company, OFI Global Institutional, Inc., Oppenheimer Real Asset Management, Inc., OFI Private Investments, Inc., Harborview Asset Management Corporation, Trinity Investment Management Corporation, and Shareholder Services, Inc. (since March 2014); Managing Director of Morgan Stanley Investment Management Inc. and certain of its various affiliated entities; Chief Compliance Officer of various Morgan Stanley Funds (May 2010-January 2014); Chief Compliance Officer of Morgan Stanley Investment Management Inc. (April 2007-January 2014).

1      Vincent T. Lowry is the father of Justin V. Lowry.

Name and Year of Birth	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years
Jennifer Sexton 1969	Vice President and Chief Business Officer
Senior Vice President of OFDI (since June 2014); Vice President of OFDI (April 2006-June 2014); Vice President of OFI (January 1998-March 2006); Assistant Vice President of OFI (October 1991-December 1998).

Brian W. Wixted 1959	Treasurer and Principal Financial and Accounting Officer
Senior Vice President of OFI Global Asset Management, Inc. (since January 2013); Treasurer of OFI, HarbourView Asset Management Corporation, Shareholder Financial Services, Inc., Shareholder Services, Inc., and Oppenheimer Real Asset Management, Inc. (March 1999-June 2008), OFI Private Investments, Inc. (March 2000-June 2008), OppenheimerFunds International Ltd. and OppenheimerFunds plc (since May 2000), OFI Global Institutional, Inc. (November 2000-June 2008), and OppenheimerFunds Legacy Program (charitable trust program established by OFI) (June 2003-December 2011); Treasurer and Chief Financial Officer of OFI Global Trust Company (since May 2000); Assistant Treasurer of OAC (March 1999-June 2008).

Julie Burley 1981	Assistant Treasurer
Vice President of OFI Global Asset Management, Inc. (since October 2013). Previously held the following positions at Deloitte & Touche: Senior Manager (September 2010-October 2013).Manager (September 2008-August 2010), and Audit Senior (September 2005-August 2008).

Jan Miller 1963	Assistant Treasurer
Vice President of OFI Global Asset Management, Inc. (since January 2014); Assistant Vice President of OFI Global Asset Management, Inc.  (January 2013-January 2014); Assistant Vice President of OFI (2005-December 2012); Assistant Vice President in OFI’s Fund Accounting department (November 2004 to March

Name and Year of Birth	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years
2006).
Matthew O’Donnell 1967	Assistant Treasurer	Vice President of OFI Global Asset Management, Inc. (since January 2013); Vice President of OFI (January 2008-December 2012); Accounting Policy Director of OFI (May 2007- March 2012).
James A. Kennedy 1958	Assistant Treasurer	Senior Vice President of OFI Global Asset Management, Inc. (since January 2013); Vice President of OFI (January 2008-December 2012); Accounting Policy Director of OFI (May 2007-March 2012).
Arthur S. Gabinet 1958	Secretary and Chief Legal Officer
Executive Vice President, Secretary and General Counsel of OFI Global Asset Management, Inc. (since January 2013); General Counsel OFI SteelPath, Inc. (since January 2013); Executive Vice President (May 2010-December 2012) and General Counsel (since January 2011) of OFI; General Counsel of the Distributor (since January 2011); General Counsel of Centennial Asset Management Corporation (January 2011-December 2012); Executive Vice President (January 2011-December 2012) and General Counsel of HarbourView Asset Management Corporation (since January 2011); Assistant Secretary (since January 2011) and Director (since January 2011) of OppenheimerFunds International Ltd. and OppenheimerFunds plc; Director of Oppenheimer Real Asset Management, Inc. (January 2011-December 2012) and General Counsel (since January 2011); Executive Vice President (January 2011-December 2011) and General Counsel of Shareholder Financial Services, Inc. and Shareholder Services, Inc. (since January 2011); Executive Vice President (January 2011-December 2012) and General Counsel of OFI Private Investments Inc. (since January 2011); Vice President of OppenheimerFunds Legacy Program (January 2011-December 2011); Executive Vice President (January 2011-December 2012) and General Counsel of OFI Global Institutional, Inc. (since January 2011); General Counsel, Asset

Name and Year of Birth	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years
Management of OFI (May 2010-December 2010); Principal, The Vanguard Group (November 2005-April 2010); District Administrator, U.S. Securities and Exchange Commission (January 2003-October 2005).
Lisa I. Bloomberg 1968	Assistant Secretary
Senior Vice President and Senior Managing Counsel of OFI Global Asset Management, Inc. (since March 2015); Senior Vice President and Deputy General Counsel of OFI Global Asset Management, Inc. (January 2015-March 2015); Senior Vice President (February 2010-December 2012) and Deputy General Counsel (May 2008-December 2012) of OFI; Vice President (May 2004-January 2010) and Associate Counsel of OFI (May 2004-May 2008).

Randy G. Legg 1965	Assistant Secretary
Vice President and Senior Counsel of OFI Global Asset Management, Inc. (since January 2013); Vice President (June 2005-December 2012) and Senior Counsel (March 2011-December 2012) of OFI; Associate Counsel (January 2007-March 2011) of OFI.

Taylor V. Edwards 1967	Assistant Secretary
Vice President and Senior Counsel of OFI Global Asset Management, Inc. (since January 2013); Vice President (February 2007-December 2012) and Senior Counsel (February 2012-December 2012) of OFI; Associate Counsel (May 2009-January 2012); Assistant Vice President (January 2006-January 2007) and Assistant Counsel (January 2006-April 2009) of OFI.

Name and Year of Birth	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years
Gloria J. LaFond 1945	Blue Sky Officer	Assistant Vice President of OFI Global Asset Management, Inc. (since January 2013); Assistant Vice President (January 2006-December 2012) of OFI.

Trustees’ Share Ownership. The chart below shows information about each Trustee’s beneficial share ownership in the Fund and in all of the registered investment companies that the Trustee oversees in the Oppenheimer family of funds (“Supervised Funds”).

As of December 31, 2014:
	Name of Fund	Dollar Range of Equity Securities in Fund	Aggregate Dollar Range of Shares Beneficially Owned in Supervised Funds
Independent Trustees
Sam Freedman	None	None	Over $100,000
Jon S. Fossel	None	None	Over $100,000
Richard F. Grabish	None	None	Over $100,000
Beverly L. Hamilton	None	None	Over $100,000
Victoria J. Herget	None	None	Over $100,000
Robert J. Malone	None	None	Over $100,000
F. William Marshall, Jr.	None	None	Over $100,000
Karen L. Stuckey	None	None	Over $100,000
James D. Vaughn	None	None	Over $100,000

Interested Trustee
Arthur P. Steinmetz	None	None	Over $100,000

Remuneration of the Officers and Trustees. The officers and the interested Trustee of the Trust, who are associated with VTL, receive no salary or fee from the Trust. The Independent Trustees’ total compensation from the Trust and fund complex represents compensation for serving as a Trustee and member of a committee (if applicable) of the Board of the Trust and other funds in the OppenheimerFunds complex during the calendar year ended December 31, 2014. Because the officers and Trustees did not become officers or Trustees of the Trust until December 2, 2015, they did not receive compensation from the Funds for the fiscal year ended June 30, 2015.

Name and Other Fund Position(s) (as applicable)	Total Compensation From the Oppenheimer Fund Complex1 Year Ended December 31, 2014
Sam Freedman Chairperson of the Board	$336,000
Jon S. Fossel Audit Committee Member	$224,000
Richard F. Grabish Review Committee Chairperson and Governance Committee Member	$241,500
Beverly L. Hamilton Governance Committee Chairperson and Review Committee Member	$257,600
Victoria J. Herget Review Committee Member and Governance Committee Member	$224,000
Robert J. Malone Governance Committee Member and Review Committee Member	$224,000

1         In accordance with SEC regulations, for purposes of this section only, “Fund Complex” includes the Oppenheimer Funds, the MassMutual Institutional Funds, the MassMutual Select Funds and the MML Series Investment Fund, the investment adviser for which is the indirect parent company of OFI. OFI Global Asset Management, Inc. serves as the sub-adviser to the following: MassMutual Premier International Equity Fund, MassMutual Premier Main Street Fund, MassMutual Premier Strategic Income Fund, MassMutual Premier Capital Appreciation Fund, and MassMutual Premier Global Fund. OFI does not consider MassMutual Institutional Funds, MassMutual Select Funds and MML Series Investment Fund to be part of the Oppenheimer Funds’ “Fund Complex” as that term may be otherwise interpreted.

F. William Marshall, Jr. Audit Committee Chairperson and Governance Committee Member	$449,2562
Karen L. Stuckey Audit Committee Member and Governance Committee Member	$224,000
James D. Vaughn Audit Committee Member and Governance Committee Member	$224,000

Compensation Deferral Plan. The Board of Trustees has adopted a Compensation Deferral Plan for Independent Trustees that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from certain Funds. Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the Trustee. The amount paid to the Trustee under the plan will be determined based on the amount of compensation deferred and the performance of the selected funds.

Deferral of the Trustees’ fees under the plan will not materially affect a Fund’s assets, liabilities or net income per share. The plan will not obligate a fund to retain the services of any Trustee or to pay any particular level of compensation to any Trustee. Pursuant to an Order issued by the SEC, a fund may invest in the funds selected by the Trustee under the plan without shareholder approval for the limited purpose of determining the value of the Trustee’s deferred compensation account.

Please retain this Supplement with your SAI for future reference.

2        Includes $180,456 compensation paid to Mr. Marshall for serving as a Trustee for MassMutual Select Funds and MML Series Investment Fund.